Capital lease obligation (Details 1) - CAD	Dec. 31, 2015	Dec. 31, 2014
Capital Lease Obligation Details 1
2016	CAD 34,159
2017	36,769
2018	39,579
2019	42,603
2020	45,859
Total capital lease obligation	CAD 195,625